Description of Organization and Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Description of Organization and Business Operations [Abstract]
Description of Organization and Business Operations

Note 1 — Description of Organization and Business Operations

Organization and General

Yotta Acquisition Corporation (the “Company”or “Yotta”) is a blank check company incorporated as a Delaware corporation on March 8, 2021. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (“Business Combination”). The Company intends to focus on target businesses in and around the high technology, blockchain and other general business industries globally.

As of September 30, 2024, the Company had not commenced any operations. All activities through September 30, 2024 are related to the Company’s formation and the initial public offering (“IPO” as described below in Note 3) and, subsequent to the IPO, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the IPO. The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is Yotta Investments LLC (the “Sponsor”), a Delaware limited liability company.

The registration statement for the Company’s IPO became effective on April 19, 2022. On April 22, 2022, the Company consummated the IPO of 10,000,000 units at an offering price of $10.00 per unit (the “Public Units’), generating gross proceeds of $100,000,000. Simultaneously with the IPO, the Company sold to its Sponsor 313,500 units at $10.00 per unit (the “Private Units”) in a private placement generating total gross proceeds of $3,135,000, which is described in Note 4.

The Company granted the underwriters a 45-day option to purchase up to 1,500,000 additional Public Units to cover over-allotments, if any. On April 27, 2022, the underwriters exercised the over-allotment option in full and purchased 1,500,000 Public Units at a price of $10.00 per Public Unit, generating gross proceeds of $15,000,000. Simultaneously with the closing of the over-allotment option, the Company consummated the sale of an additional aggregate of 30,000 Private Units with the Sponsor at a price of $10.00 per Private Unit, generating total proceeds of $300,000.

Transaction costs amounted to $6,764,402, consisting $2,300,000 of underwriting fees, $4,025,000 of deferred underwriting fees (payable only upon completion of a Business Combination) and $439,402 of other offering costs.

Upon the closing of the IPO and the private placement on April 22, 2022, and the exercise of the over-allotment option and the sale of the additional Private Units on April 27, 2022, a total of $115,000,000 was placed in a trust account (the “Trust Account”) maintained by Continental Stock Transfer & Trust Company as a trustee and will be invested only in U.S. government treasury bills with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and that invest only in direct U.S. government treasury obligations. These funds will not be released until the earlier of the completion of the initial Business Combination and the liquidation due to the Company’s failure to complete a Business Combination within the applicable period of time. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders. In addition, interest income earned on the funds in the Trust Account may be released to the Company to pay its income or other tax obligations. With these exceptions, expenses incurred by the Company may be paid prior to a business combination only from the net proceeds of the IPO and private placement not held in the Trust Account.

Pursuant to Nasdaq listing rules, the Company’s initial Business Combination must occur with one or more target businesses having an aggregate fair market value equal to at least 80% of the value of the funds in the Trust account (excluding any deferred underwriting discounts and commissions and taxes payable on the income earned on the Trust Account), which the Company refers to as the 80% test, at the time of the execution of a definitive agreement for its initial Business Combination, although the Company may structure a Business Combination with one or more target businesses whose fair market value significantly exceeds 80% of the trust account balance. If the Company is no longer listed on Nasdaq, it will not be required to satisfy the 80% test. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide its holders of the outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its franchise and income tax obligations).

The Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks stockholder approval in connection with a Business Combination, the Company’s Sponsor and any of the Company’s officers or directors that may hold Insider Shares (as defined in Note 5) (the “Initial Stockholders”) and the underwriters have agreed (a) to vote their Insider Shares, Private Shares (as defined in Note 4), Shares issued as underwriting commissions (see Note 6) and any Public Shares purchased during or after the IPO in favor of approving a Business Combination and (b) not to convert any shares (including the Insider Shares) in connection with a stockholder vote to approve, or sell the shares to the Company in any tender offer in connection with, a proposed Business Combination.

If the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 20% or more of the Public Shares, without the prior consent of the Company.

The Initial Stockholders and underwriters have agreed (a) to waive their redemption rights with respect to the Insider Shares, Private Shares, and Public Shares held by them in connection with the completion of a Business Combination and (b) not to propose, or vote in favor of, an amendment to the Amended and Restated Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

Initially, the Company had until 9 months from the closing of the IPO to consummate a Business Combination. In addition, if the Company anticipates that it may not be able to consummate initial business combination within 9 months, the Company’s insiders or their affiliates may, but are not obligated to, extend the period of time to consummate a business combination two times by an additional three months each time (for a total of 15 months to complete a business combination) (the “Combination Period”). In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliate or designees must deposit into the Trust Account

$1,000,000, or $1,150,000 if the underwriters’ over-allotment option is exercised in full ($0.10 per Public Share in either case or an aggregate of $2,000,000 (or $2,300,000 if the over-allotment option is exercised in full)), on or prior to the date of the applicable deadline.

On April 19, 2023, the Company held a special meeting of stockholders (the “April Special Meeting”). During the April Special Meeting, stockholders approved (i) an amendment to the Company’s amended and restated certificate of incorporation to extend the date by which the Company has to consummate a business combination from April 22, 2023 to April 22, 2024 on a month-by-month basis and (ii) an amendment to the Investment Management Trust Agreement (the “Trust Agreement”) with Continental Stock Transfer & Trust Company giving the Company’s right to extend the time to complete a business combination twelve times for an additional one month each time from April 22, 2023 to April 22, 2024 by depositing $120,000 to the Trust Account for each one-month extension. In connection with the stockholders’ vote at the special meeting, an aggregate of 7,414,905 shares with redemption value of approximately $76,322,364 (or $10.29 per share) of the Company’s common stock were tendered for redemption.

On September 22, 2023, the Company held a special meeting of stockholders (the “September Special Meeting”). During the September Special Meeting, stockholders approved (i) an amendment to the Company’s amended and restated certificate of incorporation to extend the date by which the Company has to consummate a business combination from September 22, 2023 to August 22, 2024 and (ii) an amendment to the Company’s Trust Agreement as amended on April 19, 2023 to provide that the time for the Company to complete its initial business combination under the Trust Agreement shall be extended from September 22, 2023 to August 22, 2024 without depositing any additional funds to the Trust Account. Additionally, the Company and the Sponsor entered into agreements with several third parties in exchange for them agreeing not to redeem shares of the Company’s common stock sold in its IPO (See Note 6). In connection with the stockholders’ vote at the special meeting, an aggregate of 3,358,759 shares with redemption value of approximately $35,797,997 (or $10.66 per share) of the Company’s common stock were tendered for redemption; the entire amount was paid to the redeemed public stockholders on October 16, 2023.

On August 22, 2024, the Company held a special meeting of stockholders (the “August Special Meeting”). During the August Special Meeting, stockholders approved an amendment to the Company’s amended and restated certificate of incorporation to extend the date by which the Company has to consummate a business combination from August 22, 2024 to October 22, 2025 on a monthly basis by depositing an amount equal to $0.04 multiplied by the number of shares of common stock sold to the public in the IPO and that remain outstanding after giving effect to the shares that were redeemed in connection with the August Special Meeting. In connection with the stockholders’ vote at the August Special Meeting, an aggregate of 262,231 shares with redemption value of approximately $2,956,393.95 (or $11.27 per share) of the Company’s common stock were tendered for redemption. Yotta subsequently deposited $18,564.20 into the Trust Account per month to extend the date by which the Company can complete an initial business combination until February 22, 2024.

The Company has until 42 months (or by October 22, 2025) from the closing of the IPO to consummate a Business Combination. If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest (which interest shall be net of taxes payable, and less certain amount of interest to pay dissolution expenses) divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor and the other Initial Stockholders have agreed to waive their liquidation rights with respect to the Insider Shares, and Private Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor or the other Initial Stockholders acquires Public Shares in or after the IPO, such

Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than $10.00.

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below $10.00 per Public Share, except as to any claims by a third party who executed a valid and enforceable agreement with the Company waiving any right, title, interest or claim of any kind they may have in or to any monies held in the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims.

Business Combination

NaturalShrimp Incorporated

On October 24, 2022, the Company, NaturalShrimp Incorporated, a Nevada corporation (“NaturalShrimp” or the “Target”), and Yotta Merger Sub, Inc., a Nevada corporation (“Merger Sub”) and wholly-owned subsidiary of the Company, entered into a Merger Agreement (the “Agreement”), pursuant to which Merger Sub would merge with and into the NaturalShrimp (the “Business Combination”) with the Target as the surviving corporation of the Business Combination and becoming a wholly-owned subsidiary of the Company.

By a letter dated August 10, 2023 (the “Termination Letter”), the Company informed NaturalShrimp that it was terminating Merger Agreement. The termination of the Merger Agreement was due to breaches by NaturalShrimp of its obligations thereunder including, but not limited to, NaturalShrimp’s obligation to share the costs associated with the extension of the deadline by which Yotta must complete an initial business combination. Although the payments were to be shared equally, NaturalShrimp failed to provide its portion despite being notified of its obligation to do so.

NaturalShrimp has not responded to the Termination Letter but previously sent a notification that it was terminating the Merger Agreement. Yotta rejected that purported termination as it does not believe NaturalShrimp has a legal basis under the Merger Agreement to terminate it. Moreover, pursuant to Section 10.2(b) of the Merger Agreement, NaturalShrimp was not authorized to terminate the Merger Agreement when it was in breach of its terms. The Company also included in the Termination Letter a demand for the $3 million termination fee due to it under the terms of the Merger Agreement. There have been no further developments with respect to the Merger Agreement or the Termination Letter.

DRIVEiT Financial Auto Group, Inc.

On August 20, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among Yotta, Yotta Merger Sub Inc., a Maryland corporation and a wholly-owned subsidiary of Yotta (“Merger Sub”), and DRIVEiT Financial Auto Group, Inc., a Maryland corporation (the “DRIVEiT”). The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur, and in accordance with Maryland General Corporation Law. Merger Sub will merge with and into DRIVEiT, the separate corporate existence of Merger Sub will cease, and DRIVEiT will be the surviving corporation and a wholly-owned subsidiary of Yotta. Yotta will be renamed “DRIVEiT Financial Auto Group, Inc.” The Business Combination is expected to be consummated after obtaining the required approval by the stockholders of Yotta and DRIVEiT and the satisfaction of certain other customary closing conditions.

The total consideration to be paid at the Closing of the Business Combination by Yotta to DRIVEiT security holders will be an amount equal to $100,000,000 (“Merger Consideration”). The Merger Consideration will be payable in shares of common stock, par value $0.0001 per share, of Yotta, valued at $10 per share.

The board of directors of Yotta has unanimously (i) approved and declared advisable the Merger Agreement, the Business Combination and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related matters by the stockholders of Yotta.

Pursuant to the Merger Agreement, DRIVEiT deposited $1,100,000 into Sponsor’s operating account to repay indebtedness owed to the Sponsor and $400,000 into the Company’s operating account to cover merger related transaction costs.

Certain Related Agreements

Parent Stockholder Support Agreement

In connection with the execution of the Merger Agreement, Yotta and the officers and directors of Yotta, the Company and the Sponsor entered into a support agreement (the “Parent Stockholder Support Agreement”) pursuant to which the Sponsor and the officers and directors of Yotta have agreed to vote all shares of the common stock beneficially owned by them, including any additional shares they acquire ownership of or the power to vote: (i) in favor of the Merger and related transactions, (ii) against any action reasonably be expected to impede, delay, or materially and adversely affect the Merger and related transactions, and (iii) in favor of an extension of the period of time Yotta is afforded to consummate an initial business combination.

Company Support Agreement

In connection with the execution of the Merger Agreement, Yotta, the Company and certain stockholders of the Company entered into a support agreement (the “Company Stockholder Support Agreement”), pursuant to which such Company stockholders have agreed to vote all common and preferred stock of the Company beneficially owned by them, including any additional shares of the Company they acquire ownership of or the power to vote, in favor of the Merger and related transactions and against any action reasonably be expected to impede, delay, or materially and adversely affect the Merger and related transactions.

Form of Lock-Up Agreement

In connection with the Closing, certain key Yotta stockholders will each agree, subject to certain customary exceptions, not to (i) offer, sell contract to sell, pledge or otherwise dispose of, directly or indirectly, any Lockup Shares (as defined below), (ii) enter into a transaction that would have the same effect, (iii) enter into any swap, hedge or other arrangement that transfers, in whole or in part, any of the economic consequences of ownership of the Lock-Up Shares or otherwise or engage in any short sales or other arrangement with respect to the Lock-Up Shares or (iv) publicly announce any intention to effect any transaction specified in clause (i) or (ii) until the date that is six months after the Closing Date. The term “Lockup Shares” mean the Merger Consideration Shares, as defined in the Merger Agreement, if any, whether or not earned prior to the end of the Lock-up Period (as defined below), and including any securities convertible into, or exchangeable for, or representing the rights to receive common stock, and the term “Lock-Up Period” means the period from the Closing Date until six (6) months after the Closing Date, provided that if the closing price of the common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period following the consummation of the Business Combination, the Lockup Shares shall be released from lock-up.

Forfeiture Agreement

In connection with the execution of the Merger Agreement, Yotta, Sponsor and the Company entered into a Sponsor Forfeiture Agreement (the “Sponsor Forfeiture Agreement”) pursuant to which Sponsor has agreed to forfeit, for no consideration, such number of shares of Yotta Common Stock in excess of five percent (5%) of Yotta’s issued and outstanding common stock on the Closing Date and such shares of common stock shall, by virtue of the Merger, be deemed to have been canceled and extinguished.

Registration Rights Agreement

At the Closing, Yotta will enter into a registration rights agreement (the “Registration Rights Agreement”) with certain existing stockholders of Yotta and the Company with respect to their shares of Yotta acquired before or pursuant to the Merger, and including the shares issuable on conversion of the warrants issued to the Sponsor in connection with Yotta’s initial public offering and any shares issuable on conversion of preferred stock or loans. Subject to the Lock-Up Agreements described above, the holders of a majority of the shares held by the existing Yotta stockholders, and the holders of a majority of the shares held by the Company stockholders will each be entitled to make two demands that the Company register such securities for resale under the Securities Act, or two demands each if the surviving entity is eligible to use Form S-3 or a similar short-form registration statement. In addition, the holders will have certain “piggy-back” registration rights that require Yotta to include such securities in registration statements that Yotta otherwise files. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. Yotta will bear the expenses incurred in connection with the filing of any such registration statements.

The foregoing descriptions of agreements and the transactions and documents contemplated thereby are not complete and are subject to and qualified in their entirety by reference to the Parent Stockholder Support Agreement, Company Support Agreement, form of Lock-Up Agreement, form of Forfeiture Agreement and form of Registration Rights Agreement, copies of which were filed on August 21, 2024 in a Current Report on Form 8-K as Exhibits 10.17, 10.18, 10.19, 10.20 and 10.21.

Nasdaq Notice

On May 7, 2024, Yotta received written notice from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) stating that Yotta was not in compliance with Nasdaq Listing Rule 5450(b)(2)(C) because the Company had not maintained a minimum Market Value of Publicly Held Securities (of at least $15 million). Yotta was given until November 4, 2024 to regain compliance. On the same date, Yotta received written notice from Nasdaq stating that Yotta was not in compliance with Nasdaq Listing Rule 5450(b) because it had not maintained a minimum 1,100,000 publicly held shares. Yotta was given 45 calendar days to submit a plan to regain compliance. In response to these notices, Yotta applied for a transfer from the Nasdaq Global Market to the Nasdaq Capital Market. On July 1, 2024, Yotta’s application was approved by Nasdaq on the following conditions: (i) Yotta enter into a business combination agreement no later than August 25, 2024, (ii) Yotta file a registration statement on Form S-4 no later than October 12, 2024, and (iii) Yotta demonstrate compliance with the Nasdaq Capital Market’s continued listing standards by November 12, 2024. If Yotta does not comply with any of the conditions, Yotta’s listed securities will be subject to delisting.

Liquidity and Going Concern Consideration

As of September 30, 2024, the Company had cash of $404,404 and a working capital deficit of $3,978,534. On August 22, 2024, the Company’s stockholders approved an amendment to the Company’s amended and restated certificate of incorporation to extend the date by which the Company has to consummate a business combination from August 22, 2024 to October 22, 2025 on a monthly basis by depositing $18,564.20 per month into the Trust Account. It is uncertain that the Company will be able to consummate a Business Combination by the extended date (or October 22, 2025 if the Sponsor elects to extend the consummation deadline). Moreover, the Company may need to obtain additional financing either to complete its Business Combination or because it becomes obligated to redeem a significant number of public shares upon consummation of its Business Combination, in which case the Company may issue additional securities or incur debt in connection with such Business Combination. If a Business Combination is not consummated by October 22, 2025, there will be a mandatory liquidation and subsequent dissolution.

The Company expects to continue to incur significant professional costs to remain as a publicly traded company and to incur significant transaction costs in pursuit of the consummation of a Business Combination. The Company may need to obtain additional financing either to complete its Business Combination or because it becomes obligated to redeem a significant number of public shares upon consummation of its Business Combination, in which case the Company may issue additional securities or incur debt in connection with such Business Combination. Subject to compliance with applicable securities laws, the Company would only complete such financing simultaneously with the completion of our Business Combination. If the Company is unable to complete its Business Combination because it does not have sufficient funds available, it will be forced to cease operations and liquidate the Trust Account. In addition, following the Business Combination, if cash on hand is insufficient, the Company may need to obtain additional financing in order to meet its obligations.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that if the Company is unable to complete a Business Combination by October 22, 2025, then the Company will cease all operations except for the purpose of liquidating. The date for liquidation and subsequent dissolution as well as liquidity concerns raise substantial doubt about the Company’s ability to continue as a going concern. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.

Risks and Uncertainties

In February 2022, an armed conflict escalated between Russia and Ukraine. The sanctions announced by the United States and other countries against Russia and Belarus following Russia’s invasion of Ukraine to date include restrictions on selling or importing goods, services, or technology in or from affected regions and travel bans and asset freezes impacting connected individuals and political, military, business, and financial organizations in Russia and Belarus. The United States and other countries could impose wider sanctions and take other actions should the conflict further escalate. Separately, in October 2023, Israel and certain Iranian-backed Palestinian forces began an armed conflict in Israel, the Gaza Strip, and surrounding areas, which threatens to spread to other Middle Eastern countries including Lebanon and Iran.

As a result of the ongoing Russia/Ukraine, Hamas/Israel conflicts and/or other future global conflicts, the Company’s ability to consummate a Business Combination, or the operations of a target business with which the Company ultimately consummates a Business Combination, may be materially and adversely affected. In addition, the Company’s ability to consummate a transaction may be dependent on the ability to raise equity and debt financing which may be impacted by these events, including as a result of increased market volatility, or decreased market liquidity in third-party financing being unavailable on terms acceptable to the Company or at all. The impact of this action and potential future sanctions on the world economy and the specific impact on the Company’s financial position, results of operations or ability to consummate a Business Combination are not yet determinable. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases (including redemptions) of stock by publicly traded domestic (i.e., U.S.) corporations and certain domestic subsidiaries of publicly traded foreign corporations. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. The IR Act applies only to repurchases that occur after December 31, 2022.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

The IR Act tax provisions had an impact on the Company’s fiscal 2023 tax provision as there were redemptions by the public stockholders in April 2023, September 2023 and August 2024; as a result, the Company recorded total excise tax liability $1,150,768 and $1,121,204 as of September 30, 2024 and December 31, 2023, respectively. During the second quarter 2024, the Internal Revenue Service issued final regulations with respect to the timing and payment of the Excise Tax. Pursuant to those regulations, the Company would need to file a return and remit payment for any liability incurred during the period from January 1, 2023 to December 31, 2023 on or before October 31, 2024. As of September 30, 2024, the Company has not filed its 2023 excise tax return and remitted excise tax payment. The Company will continue to monitor for updates to the Company’s business along with guidance issued with respect to the IR Act to determine whether any adjustments are needed to the Company’s tax provision in future periods.

Note 1 — Description of Organization and Business Operations

Organization and General

Yotta Acquisition Corporation (the “Company”) is a newly organized blank check company incorporated as a Delaware corporation on March 8, 2021. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (“Business Combination”). The Company intends to focus on target businesses in and around the high technology, blockchain and other general business industries globally.

As of December 31, 2023, the Company had not commenced any operations. All activities through December 31, 2023 are related to the Company’s formation and the initial public offering (“IPO” as described below in Note 3) and, subsequent to the IPO, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the IPO. The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is Yotta Investments LLC (the “Sponsor”), a Delaware limited liability company.

The registration statement for the Company’s IPO became effective on April 19, 2022. On April 22, 2022, the Company consummated the IPO of 10,000,000 units at an offering price of $10.00 per unit (the “Public Units’), generating gross proceeds of $100,000,000. Simultaneously with the IPO, the Company sold to its Sponsor 313,500 units at $10.00 per unit (the “Private Units”) in a private placement generating total gross proceeds of $3,135,000, which is described in Note 4.

The Company granted the underwriters a 45-day option to purchase up to 1,500,000 additional Public Units to cover over-allotments, if any. On April 27, 2022, the underwriters exercised the over-allotment option in full and purchased 1,500,000 Public Units at a price of $10.00 per Public Unit, generating gross proceeds of $15,000,000. Simultaneously with the closing of the over-allotment option, the Company consummated the sale of an additional aggregate of 30,000 Private Units with the Sponsor at a price of $10.00 per Private Unit, generating total proceeds of $300,000.

Transaction costs amounted to $6,764,402, consisting $2,300,000 of underwriting fees, $4,025,000 of deferred underwriting fees (payable only upon completion of a Business Combination) and $439,402 of other offering costs.

Upon the closing of the IPO and the private placement on April 22, 2022, and the exercise of the over-allotment option and the sale of the additional Private Units on April 27, 2022, a total of $115,000,000 was placed in a trust account (the “Trust Account”) maintained by Continental Stock Transfer & Trust Company as a trustee and will be invested only in U.S. government treasury bills with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and that invest only in direct U.S. government treasury obligations. These funds will not be released until the earlier of the completion of the initial Business Combination and the liquidation due to the Company’s failure to complete a Business Combination within the applicable period of time. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders. In addition, interest income earned on the funds in the Trust Account may be released to the Company to pay its income or other tax obligations. With these exceptions, expenses incurred by the Company may be paid prior to a business combination only from the net proceeds of the IPO and private placement not held in the Trust Account.

Pursuant to Nasdaq listing rules, the Company’s initial Business Combination must occur with one or more target businesses having an aggregate fair market value equal to at least 80% of the value of the funds in the Trust account (excluding any deferred underwriting discounts and commissions and taxes payable on the income earned on the Trust Account), which the Company refers to as the 80% test, at the time of the execution of a definitive agreement for its initial Business Combination, although the Company may structure a Business Combination with one or more target businesses whose fair market value significantly exceeds 80% of the trust account balance. If the Company is no longer listed on Nasdaq, it will not be required to satisfy the 80% test. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide its holders of the outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its franchise and income tax obligations).

If the Company seeks stockholder approval, the Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks stockholder approval in connection with a Business Combination, the Company’s Sponsor and any of the Company’s officers or directors that may hold Insider Shares (as defined in Note 5) (the “Initial Stockholders”) and the underwriters have agreed (a) to vote their Insider Shares, Private Shares (as defined in Note 4), Shares issued as underwriting commissions (see Note 6) and any Public Shares purchased during or after the IPO in favor of approving a Business Combination and (b) not to convert any shares (including the Insider Shares) in connection with a stockholder vote to approve, or sell the shares to the Company in any tender offer in connection with, a proposed Business Combination.

If the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 20% or more of the Public Shares, without the prior consent of the Company.

The Initial Stockholders and underwriters have agreed (a) to waive their redemption rights with respect to the Insider Shares, Private Shares, and Public Shares held by them in connection with the completion of a Business Combination and (b) not to propose, or vote in favor of, an amendment to the Amended and Restated Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

Initially, the Company had until 9 months from the closing of the IPO to consummate a Business Combination. In addition, if the Company anticipates that it may not be able to consummate initial business combination within 9 months, the Company’s insiders or their affiliates may, but are not obligated to, extend the period of time to consummate a business combination two times by an additional three months each time (for a total of 15 months to complete a business combination) (the “Combination Period”). In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliate or designees must deposit into the Trust Account

$1,000,000, or $1,150,000 if the underwriters’ over-allotment option is exercised in full ($0.10 per Public Share in either case or an aggregate of $2,000,000 (or $2,300,000 if the over-allotment option is exercised in full)), on or prior to the date of the applicable deadline.

On April 19, 2023, the Company held a special meeting of stockholders (the “April Special Meeting”). During the April Special Meeting, stockholders approved (i) an amendment to the Company’s amended and restated certificate of incorporation to extend the date by which the Company has to consummate a business combination from April 22, 2023 to April 22, 2024 on a month-by-month basis and (ii) an amendment to the Investment Management Trust Agreement (the “Trust Agreement”) with Continental Stock Transfer & Trust Company giving the Company’s right to extend the time to complete a business combination twelve times for an additional one month each time from April 22, 2023 to April 22, 2024 by depositing $120,000 to the Trust Account for each one-month extension. In connection with the stockholders’ vote at the special meeting, an aggregate of 7,414,905 shares with redemption value of approximately $76,322,364 (or $10.29 per share) of the Company’s common stock were tendered for redemption.

On September 22, 2023, the Company held a special meeting of stockholders (the “September Special Meeting”). During the September Special Meeting, stockholders approved (i) an amendment to the Company’s amended and restated certificate of incorporation to extend the date by which the Company has to consummate a business combination from September 22, 2023 to August 22, 2024 and (ii) an amendment to the Company’s Trust Agreement as amended on April 19, 2023 to provide that the time for the Company to complete its initial business combination under the Trust Agreement shall be extended from September 22, 2023 to August 22, 2024 without depositing any additional funds to the Trust Account. Additionally, the Company and the Sponsor entered into agreements with several third parties in exchange for them agreeing not to redeem shares of the Company’s common stock sold in its IPO (See Note 6). In connection with the stockholders’ vote at the special meeting, an aggregate of 3,358,759 shares with redemption value of approximately $35,797,997 (or $10.66 per share) of the Company’s common stock were tendered for redemption; the entire amount was paid to the redeemed public stockholders on October 16, 2023.

The Company has until 28 months (or by August 22, 2024) from the closing of the IPO to consummate a Business Combination. If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest (which interest shall be net of taxes payable, and less certain amount of interest to pay dissolution expenses) divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor and the other Initial Stockholders have agreed to waive their liquidation rights with respect to the Insider Shares, and Private Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor or the other Initial Stockholders acquires Public Shares in or after the IPO, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than $10.00.

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below $10.00 per Public Share, except as to any claims by a third party who executed a valid and enforceable agreement with the Company waiving any right, title, interest or claim of any kind they may have in or to any monies held in the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims.

Business Combination

On October 24, 2022, the Company, NaturalShrimp Incorporated, a Nevada corporation (“NaturalShrimp” or the “Target”), and Yotta Merger Sub, Inc., a Nevada corporation (“Merger Sub”) and wholly-owned subsidiary of the Company, entered into a Merger Agreement (the “Agreement”), pursuant to which Merger Sub would merge with and into the NaturalShrimp (the “Business Combination”) with the Target as the surviving corporation of the Business Combination and becoming a wholly-owned subsidiary of the Company.

By a letter dated August 10, 2023 (the “Termination Letter”), the Company informed NaturalShrimp that it was terminating Merger Agreement. The termination of the Merger Agreement was due to breaches by NaturalShrimp of its obligations thereunder including, but not limited to, NaturalShrimp’s obligation to share the costs associated with the extension of the deadline by which Yotta must complete an initial business combination. Although the payments were to be shared equally, NaturalShrimp failed to provide its portion despite being notified of its obligation to do so.

NaturalShrimp has not responded to the Termination Letter but previously sent a notification that it was terminating the Merger Agreement. Yotta rejected that purported termination as it does not believe NaturalShrimp has a legal basis under the Merger Agreement to terminate it. Moreover, pursuant to Section 10.2(b) of the Merger Agreement, NaturalShrimp was not authorized to terminate the Merger Agreement when it was in breach of its terms. The Company also included in the Termination Letter a demand for the $3 million termination fee due to it under the terms of the Merger Agreement. There have been no further developments with respect to the Merger Agreement or the Termination Letter. As of December 31, 2023, the Company recorded $635,100 representing total extension fee received from NaturalShrimp as other income in the statement of operations.

Liquidity and Going Concern Consideration

As of December 31, 2023, the Company had cash of $652,395 and a working capital deficit of $3,879,945. On each of April 21, 2023, May 19, 2023, June 20, 2023, July 21, 2023, and August 21, 2023, the Company made a deposit of $120,000 to the Trust Account and extended the time to complete a Business Combination to September 22, 2023. On September 22, 2023, the Company’s stockholders approved an amendment to the Company’s amended and restated certificate of incorporation to permit an extension to August 22, 2024 without depositing any additional funds to the Trust Account. It is uncertain that the Company will be able to consummate a Business Combination by the extended date (or August 22, 2024 if the Sponsor elects to extend the consummation deadline). Moreover, the Company may need to obtain additional financing either to complete its Business Combination or because it becomes obligated to redeem a significant number of public shares upon consummation of its Business Combination, in which case the Company may issue additional securities or incur debt in connection with such Business Combination. If a Business Combination is not consummated by August 22, 2024, there will be a mandatory liquidation and subsequent dissolution.

The Company expects to continue to incur significant professional costs to remain as a publicly traded company and to incur significant transaction costs in pursuit of the consummation of a Business Combination. The Company may need to obtain additional financing either to complete its Business Combination or because it becomes obligated to redeem a significant number of public shares upon consummation of its Business Combination, in which case the Company may issue additional securities or incur debt in connection with such Business Combination. Subject to compliance with applicable securities laws, the Company would only complete such financing simultaneously with the completion of our Business Combination. If the Company is unable to complete its Business Combination because it does not have sufficient funds available, it will be forced to cease operations and liquidate the Trust Account. In addition, following the Business Combination, if cash on hand is insufficient, the Company may need to obtain additional financing in order to meet its obligations.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that if the Company is unable to complete a Business Combination by August 22, 2024, then the Company will cease all operations except for the purpose of liquidating. The date for liquidation and subsequent dissolution as well as liquidity concerns raise substantial doubt about the Company’s ability to continue as a going concern. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.

Risks and Uncertainties

In February 2022, an armed conflict escalated between Russia and Ukraine. The sanctions announced by the United States and other countries against Russia and Belarus following Russia’s invasion of Ukraine to date include restrictions on selling or importing goods, services, or technology in or from affected regions and travel bans and asset freezes impacting connected individuals and political, military, business, and financial organizations in Russia and Belarus. The United States and other countries could impose wider sanctions and take other actions should the conflict further escalate. Separately, in October 2023, Israel and certain Iranian-backed Palestinian forces began an armed conflict in Israel, the Gaza Strip, and surrounding areas, which threatens to spread to other Middle Eastern countries including Lebanon and Iran.

As a result of the ongoing Russia/Ukraine, Hamas/Israel conflicts and/or other future global conflicts, the Company’s ability to consummate a Business Combination, or the operations of a target business with which the Company ultimately consummates a Business Combination, may be materially and adversely affected. In addition, the Company’s ability to consummate a transaction may be dependent on the ability to raise equity and debt financing which may be impacted by these events, including as a result of increased market volatility, or decreased market liquidity in third-party financing being unavailable on terms acceptable to the Company or at all. The impact of this action and potential future sanctions on the world economy and the specific impact on the Company’s financial position, results of operations or ability to consummate a Business Combination are not yet determinable. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases (including redemptions) of stock by publicly traded domestic (i.e., U.S.) corporations and certain domestic subsidiaries of publicly traded foreign corporations. The excise tax is imposed on the repurchasing corporation itself, not its stockholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. The IR Act applies only to repurchases that occur after December 31, 2022.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

The IR Act tax provisions had an impact on the Company’s fiscal 2023 tax provision as there were redemptions by the public stockholders in April 2023 and September 2023; as a result, the Company recorded $1,121,204 excise tax liability as of December 31, 2023. The Company will continue to monitor for updates to the Company’s business along with guidance issued with respect to the IR Act to determine whether any adjustments are needed to the Company’s tax provision in future periods.